497(e)
                                                                      333-104162

SUPPLEMENT DATED FEBRUARY 10, 2006 TO
THE PROSPECTUSES DATED MAY 1, 2005 FOR

MONY VARIABLE UNIVERSAL LIFE


ISSUED BY

MONY LIFE INSURANCE COMPANY
MONY LIFE INSURANCE COMPANY OF AMERICA

--------------------------------------------------------------------------------

This supplement modifies certain information in each above-referenced Prospectus, Supplements to Prospectus and Statement of Additional Information dated May 1, 2005, as previously supplemented to date (together the "Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. You should keep this supplement with your Prospectus.

Effective on or about November 1, 2005, PBHG Insurance Series Fund and its portfolios were renamed. Effective January 1, 2006, Old Mutual Capital, Inc. ("OMCAP") became the new investment adviser to each portfolio. The portfolios' previous investment adviser, Liberty Ridge Capital, was appointed the sub-adviser.

Accordingly, the information in "The Funds" section of your prospectus is modified as shown below:

----------------------------------------------------------------------------------------------------------------------------
 Former Name                            New Name                            Adviser (and Sub-adviser, as applicable)
----------------------------------------------------------------------------------------------------------------------------
PBHG Insurance Series Fund             Old Mutual Insurance Series Fund
----------------------------------------------------------------------------------------------------------------------------
Liberty Ridge Mid-Cap Portfolio        Old Mutual Mid-Cap Portfolio        Old Mutual Capital, Inc. (subadvised by Liberty
                                                                           Ridge Capital, Inc.)
----------------------------------------------------------------------------------------------------------------------------
Liberty Ridge Select Value Portfolio   Old Mutual Select Value Portfolio   Old Mutual Capital, Inc. (subadvised by Liberty
                                                                           Ridge Capital, Inc.)
----------------------------------------------------------------------------------------------------------------------------

Also effective January 1, 2006, the Annual Portfolio Operating Expenses in the "Fee tables" section of your prospectus with respect to the Old Mutual Mid-Cap and Old Mutual Select Value portfolios is modified as shown below.

--------------------------------------------------------------------------------------------
  Old Mutual Insurance                       Distribution and
      Series Fund         Management Fee   Service(12b-1) Fees    Other Expenses
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Old Mutual Mid-Cap
Portfolio               0.95%             --                    0.22%
--------------------------------------------------------------------------------------------
Old Mutual Select
Value Portfolio         0.75%             --                    0.21%
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
                                                Fee waivers and/or     Net Total Annual
  Old Mutual Insurance    Gross Total Annual         Expense           Expenses after
      Series Fund              Expenses          Reimbursements(4)     expense limitations
--------------------------------------------------------------------------------------------
Old Mutual Mid-Cap
Portfolio               1.17%                 0.18%                 0.99%
--------------------------------------------------------------------------------------------
Old Mutual Select
Value Portfolio         0.96%                 0.02%                 0.94%
--------------------------------------------------------------------------------------------

The portion of Footnote (4) that describes the fee waivers and/or the expense reimbursements for these portfolios under their former name is deleted in its entirety and replaced with the following:

  For the fiscal year ending December 31, 2006, Old Mutual Capital, Inc. has contractually agreed to waive that portion, if any, of the annual management fees payable by the portfolios and to pay certain expenses of the portfolios to the extent necessary to ensure that the total annual fund operating expenses do not exceed 0.99%, in the case of the Mid-Cap Portfolio and 0.94%, in the case of the Select Value Portfolio. You should also know that in any fiscal year in which either portfolio's total assets are greater than $75 million and, in the case of the Mid-Cap Portfolio, its total annual fund operating expenses are less than 0.99% and, in the case of the Select Value Portfolio, less than 0.94%, the portfolios' Board of Trustees may elect to reimburse Old Mutual Capital, Inc. for any fees it waived or expenses it reimbursed on the Portfolios' behalf, respectively, during the previous two fiscal years. The Board has made no reimbursement election for the fiscal year ended December 31, 2005.

Because the expenses for these Portfolios have been restated by way of this supplement, the footnote that discusses the administrative services fee is deleted in its entirety.


Form # MNY/MLA 206 (2/06)                                  Cat # 136130 (2/06)
VUL 2003/MLA VUL 2002 - In-force (AR)                                    x01315